Finance income and finance costs (Tables)	12 Months Ended
Dec. 31, 2025
Finance income and finance costs
Schedule of finance income and finance costs
Finance income and finance costs comprise of the following:

	For the year ended December 31,
In thousands of USD	2023	2024	2025
Foreign exchange gain	1,336	3,229	7,103
Interest and similar income	1,738	2,304	1,470
Interest income from financial assets at fair value through OCI	2,788	1,212	520
Fair value gain on financial assets at fair value through profit or loss	237	—	—
Other income	90	574	138
Finance income	6,189	7,319	9,231
Foreign exchange loss	11,804	16,252	855
Interest and similar expense	2,168	2,905	2,804
Fair value loss on financial assets at fair value through profit and loss	13,601	16,163	—
Loss recognized on disposal of debt instruments held at fair value through OCI (Note 12)	3,908	3,427	2,577
Other charges	—	126	(87)
Finance costs	31,481	38,873	6,149